UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21290

Neiman Funds
(Exact name of registrant as specified in charter)

305 Spindrift Drive, Williamsville, NY 14221
(Address of principal executive offices) (Zip code)

Daniel Neiman
305 Spindrift Drive, Williamsville, NY 14221
(Name and address of agent for service)

Registrant's telephone number, including area code: (858) 336-0832

Date of fiscal year end: September 30

Date of reporting period: September 30, 2025

Item 1. Reports to Stockholders.

Advisors Capital Total Return - Equity Fund

TICKER: ACUSX

Annual Shareholder Report

September 30, 2025

This annual shareholder report contains important information about the Advisors Capital Total Return - Equity Fund ("Fund") for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.advisorscapfunds.com/literature. You can also request this information by contacting us at 1-888-247-3841.

What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Advisors Capital Total Return - Equity Fund	$199	1.87%
Management's Discussion of Fund Performance

Even with a brief sharp correction around "Liberation Day" tariff policy announcements in early April, the global stock markets have performed well above average during the fiscal year.  Unlike the previous number of years, though, the international markets have been performing even better than the U.S. markets through the first nine months of 2025.  Besides the relative outperformance of non-U.S. markets, however, large growth companies are still outperforming value and small/midcap companies during the fiscal year and for the year-to-date period in 2025.  There have been short term periods of outperformance for value and smaller companies, but it has not been sustained.  The "Magnificent 7" or Top 10 stocks in the S&P 500 have continued to outperform the overall market even as the global markets have broadened some.  The top 7 stocks currently make up almost 35% of the index, while the top 10 account for more than 40%.  The Total Return Equity strategy is a diversified portfolio that focuses on quality companies that return capital to shareholders.  Companies in the portfolio must exhibit strong balance sheets, positive free cash flow and strong returns on invested capital and equity.  In terms of return of capital, at least 80% of companies must pay cash dividends and the rest of the companies in the portfolio must have repurchased their shares on a net basis over the past 3 years.  The strategy also maintains a dividend yield that is greater than the S&P 500.

New positions that have been added to the portfolio over the past fiscal year have generally been positive contributors to performance.  These new companies include Berkshire Hathaway, Cisco, Chubb, Colgate, Dell, Linde and Meta Platforms.  The companies that have been the largest contributors to performance over the past year are Broadcom, Oracle, TE Connectivity and Ulta Beauty.  The first three companies have benefited from exposure to AI, while Ulta Beauty has bounced back from a challenging period in the prior year. The companies that have been the weakest contributors to performance over the past year are Accenture, Zoetis and Colgate.  Each of these companies have disappointed shareholders to some degree, but we continue to expect each of them to perform better in the future.

How did the Fund perform since Inception?

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Average Annual Total Returns
	1 Year	Inception (03/19/2021)
Advisors Capital Total Return - Equity Fund	13.23%	7.59%
S&P 500 3% Capped Index	16.29%	13.58%*
S&P 500 Index	17.60%	14.23%
*	Index performance provided for any time period prior to April 19, 2024 is considered back-tested.
Fund Statistics
Net Assets ($)	$309,507,714
Number of Portfolio Holdings	52
Portfolio Turnover Rate (%)	13%
Total Advisory Fees Paid ($)	$4,177,638

1

What did the Fund invest in?

Sectors (% of net assets)

*	Net Cash represents Cash Equivalents and Liabilities in Excess of Other Assets.
Availability of Additional Information about the Fund

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit https://www.advisorscapfunds.com/literature.

Important Notice Regarding Delivery of Shareholder Documents

In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-888-247-3841 and we will begin sending you separate copies of these materials within 30 days after we receive your request.

2

Advisors Capital Small/Mid Cap Fund

TICKER: ACSMX

Annual Shareholder Report

September 30, 2025

This annual shareholder report contains important information about the Advisors Capital Small/Mid Cap Fund ("Fund") for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.advisorscapfunds.com/literature. You can also request this information by contacting us at 1-888-247-3841.

What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Advisors Capital Small/Mid Cap Fund	$195	1.87%
Management's Discussion of Fund Performance

For the fiscal year ending September 30, 2025, the Advisors Capital Small/Mid Cap Fund registered gains in three of the four calendar quarters.  The Fund started strong early in the fiscal year.  Through November 2024, the market believed the new Trump administration and Republican sweep to be more business- and consumer-friendly with policies likely including an extension of previous Trump administration tax cuts, new tax rate reductions, and a less burdensome regulatory environment.  This benefited smaller companies in general and especially two industries traditionally active in mergers and acquisitions – Software Services and Banking.  In December, the market experienced a hangover of sorts and pulled back but the quarter ended up 1.70%.  Tariff and economic policy concerns pressured equity prices in the first quarter (-4.45%), while optimism for a delay in universal tariff implementation and a belief the final tariffs would be negotiated lower helped the Fund rebound in the June ending quarter (+8.35%).  The Fund moved higher in the final fiscal quarter through September as comments by Chairman Powell suggested one or more US interest rate cuts would occur before year-end 2025.  Companies with weaker balance sheets, that is, more debt in their capital structure, as well as more cyclically-oriented companies led equities higher from August 1, 2025, through the end of the fiscal year.

The following highlights the largest contributing and detracting companies to the Fund's return:

•       Positive Contributors

o     Coastal Financial Corp (+4.76 percentage points) – this high-quality community bank offers a Banking-as-a-Service to a number of Fintech partners which should contribute meaningfully to long-term earnings growth.

o     Casey's General Stores (+2.06 percentage points) – this Iowa-based convenience store operator continues to execute well – featuring high-demand food items like pizza.

•       Negative Contributors

o      Avantor (-2.32 percentage points) – the company's laboratory business did not rebound as hoped in 2025.

o     Owens Corning (-0.86 percentage points) – the building materials supplier stock price declined in a weakening US home building environment.

How did the Fund perform since Inception?

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Average Annual Total Returns
	1 Year	Inception (03/19/2021)
Advisors Capital Small/Mid Cap Fund	8.68%	3.17%
S&P 500 Index	17.60%	14.23%
CRSP US Small Cap Index	8.66%	5.05%
Fund Statistics
Net Assets ($)	$112,019,003
Number of Portfolio Holdings	36
Portfolio Turnover Rate (%)	8%
Total Advisory Fees Paid ($)	$1,432,928

1

What did the Fund invest in?

Sectors (% of net assets)

*	Net Cash represents Cash Equivalents and Liabilities in Excess of Other Assets.
Availability of Additional Information about the Fund

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit https://www.advisorscapfunds.com/literature.

Important Notice Regarding Delivery of Shareholder Documents

In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-888-247-3841 and we will begin sending you separate copies of these materials within 30 days after we receive your request.

2

Advisors Capital Tactical Fixed Income Fund

TICKER: ACTIX

Annual Shareholder Report

September 30, 2025

This annual shareholder report contains important information about the Advisors Capital Tactical Fixed Income Fund ("Fund") for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.advisorscapfunds.com/literature. You can also request this information by contacting us at 1-888-247-3841.

What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Advisors Capital Tactical Fixed Income Fund	$190	1.87%
Management's Discussion of Fund Performance

For the fiscal year ended September 30, 2025, the Advisors Capital Tactical Fixed Income Fund performed relatively well against the benchmark. During the period, short-term interest rates (0-2 years) declined as expected given the Fed's actual and future estimated rate cuts. Longer maturity (20-30 years) Treasury rates rose more than intermediate Treasury rates (3-7 years). 20-30-year yields increased by more than 0.50% while the 5-year Treasury rose less than 0.20%. Credit spreads, tightened modestly across investment grade and high yield corporate bonds.

Regarding positioning, our overweight exposure to variable/floating rate coupon preferreds had a beneficial impact to performance. We were also overweight (short) high-yield which also enhanced performance. Additionally, our focus on corporate bonds rather than treasuries / government-related debt contributed positively to performance as well since corporate bonds generate a credit spread versus treasuries, by definition, which have no credit spread.  It is worth mentioning that the higher yield environment of the last few years has led to the creation of numerous ETFs that own corporate bonds maturing in a specific year such as 2029, 2030, or 2031. We are selectively utilizing some of these more precise ETFs to gain exposure to bonds with duration that we find particularly compelling. We will continue to be flexible and will adjust our interest rate (duration) and credit spread exposure as we deem best suited to the credit environment.

How did the Fund perform since Inception?

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Average Annual Total Returns
	1 Year	Inception (03/19/2021)
Advisors Capital Tactical Fixed Income Fund	2.96%	1.10%
Bloomberg US Aggregate Bond Index	2.88%	0.17%
Bloomberg US Intermediate Corporate Bond Index	5.08%	2.02%
Fund Statistics
Net Assets ($)	$170,852,795
Number of Portfolio Holdings	10
Portfolio Turnover Rate (%)	45%
Total Advisory Fees Paid ($)	$2,152,812

1

What did the Fund invest in?

Sectors (% of net assets)

*	Net Cash represents Cash, Cash Equivalents and Liabilities in Excess of Other Assets.
Availability of Additional Information about the Fund

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit https://www.advisorscapfunds.com/literature.

Important Notice Regarding Delivery of Shareholder Documents

In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-888-247-3841 and we will begin sending you separate copies of these materials within 30 days after we receive your request.

2

Advisors Capital Active All Cap Fund

TICKER: ACALX

Annual Shareholder Report

September 30, 2025

This annual shareholder report contains important information about the Advisors Capital Active All Cap Fund ("Fund") for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.advisorscapfunds.com/literature. You can also request this information by contacting us at 1-888-247-3841.

What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Advisors Capital Active All Cap Fund	$200	1.87%
Management's Discussion of Fund Performance

The Active All Cap strategy had strong absolute performance during the Fund's fiscal year.  While the broad stock markets were strong, there was a clear dichotomy between growth and value, large cap versus small cap and the top 10 stocks versus the rest of the market.  Growth continued to outperform value during the fiscal year which resulted in our Vanguard Growth ETF having the strongest performance of all positions in the Active All Cap strategy.  Large cap stocks also continued to outperform both mid cap and small cap issues.  This led to the weakest contributor to performance in the Active All Cap strategy coming from the iShares Core S&P Mid-Cap ETF.  The other trend that continued in the fiscal year is that the top 10 largest companies in the stock market outperformed the rest of the market by a meaningful amount.  This was the result of earnings growth and high AI exposure in the largest companies relative to the rest of the market.

How did the Fund perform since Inception?

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Average Annual Total Returns
	1 Year	Inception (12/01/2022)
Advisors Capital Active All Cap Fund	14.23%	17.22%
S&P 500 Index	17.60%	20.86%
S&P 500® Equal Weight Index	7.85%	11.08%
Fund Statistics
Net Assets ($)	$240,281,902
Number of Portfolio Holdings	6
Portfolio Turnover Rate (%)	7%
Total Advisory Fees Paid ($)	$2,775,047

1

What did the Fund invest in?

Sectors (% of net assets)

*	Net Cash represents Cash Equivalents and Liabilities in Excess of Other Assets.
Availability of Additional Information about the Fund

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit https://www.advisorscapfunds.com/literature.

Important Notice Regarding Delivery of Shareholder Documents

In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-888-247-3841 and we will begin sending you separate copies of these materials within 30 days after we receive your request.

2

Advisors Capital Growth Fund

TICKER: ACGRX

Annual Shareholder Report

September 30, 2025

This annual shareholder report contains important information about the Advisors Capital Growth Fund ("Fund") for the period of November 1, 2024 (Commencement of Operations) to September 30, 2025. You can find additional information about the Fund at https://www.advisorscapfunds.com/literature. You can also request this information by contacting us at 1-888-247-3841.

What were the Fund costs since Inception?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Advisors Capital Growth Fund	$185(A.1)	1.87%(A.2)
(A.1)	This report covers the short period from November 1, 2024 (Commencement of Operations) to September 30, 2025. Expenses for a full period would be higher.
(A.2)	Annualized.
Management's Discussion of Fund Performance

The Advisors Capital Growth Fund launched on November 1, 2024, and had a strong first eleven months. The first half of the fiscal period was characterized by policy uncertainty, leading to weakness in growth stocks which was subsequently offset in the second half of the fiscal year from AI related investment growth, a resilient US economy, and the prospects of the Federal Reserve beginning to cut interest rates. The highest contributors to performance were the positions in SPDR Portfolio S&P 500 Growth ETF and Vanguard Growth ETF whose high exposure to the information technology, consumer discretionary, and communication services sectors helped the Fund post its strong second half results. The lowest contributor to performance was the position in iShares Russell Mid-Cap Growth ETF as mid-cap equities underperformed large-cap for the year. We continue to favor overweighting areas that are exposed to the AI buildout and the high-end US consumer as robust economic growth continues.

How did the Fund perform since Inception?

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Average Annual Total Returns
Since Inception(B) (11/18/2024)
Advisors Capital Growth Fund	16.97%
S&P 500 Index	14.79%
(B)	Commencement of Investment Operations.
Fund Statistics
Net Assets ($)	$87,710,440
Number of Portfolio Holdings	9
Portfolio Turnover Rate (%)	7%
Total Advisory Fees Paid ($)	$506,651

1

What did the Fund invest in?

Sectors (% of net assets)

*	Net Cash represents Cash Equivalents and Liabilities in Excess of Other Assets.
Availability of Additional Information about the Fund

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit https://www.advisorscapfunds.com/literature.

Important Notice Regarding Delivery of Shareholder Documents

In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-888-247-3841 and we will begin sending you separate copies of these materials within 30 days after we receive your request.

2

Advisors Capital International Fund

TICKER: ACIFX

Annual Shareholder Report

September 30, 2025

This annual shareholder report contains important information about the Advisors Capital International Fund ("Fund") for the period of November 1, 2024 (Commencement of Operations) to September 30, 2025. You can find additional information about the Fund at https://www.advisorscapfunds.com/literature. You can also request this information by contacting us at 1-888-247-3841.

What were the Fund costs since Inception?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Advisors Capital International Fund	$176(A.1)	1.87%(A.2)
(A.1)	This report covers the short period from November 1, 2024 (Commencement of Operations) to September 30, 2025. Expenses for a full period would be higher.
(A.2)	Annualized.
Management's Discussion of Fund Performance

The Advisors Capital International Fund registered a positive return since its inception in November 2024.  Trade concerns initially negatively impacted foreign equities in December 2024, but the Fund recovered the loss in January and posted positive results in each quarter of 2025.  While the Fund emphasizes higher-quality, market conditions favored lower-quality companies for this investment period.  That is, companies with weaker balance sheets, poorer-quality earnings, and lower profitability outperformed.  High-quality companies lagged the benchmark index by 1046 basis points.  Generally accommodative fiscal and monetary policies helped every major region – Europe, Asia Pacific, and North America – advanced over the time period.  The following reflects the largest contributors and detractors by country:

  Positive Countries:

o   China/Hong Kong (+4.51 percentage points)

o   Canada (+4.96 percentage points)

  Negative Countries

o   Ireland (-0.77 percentage points)

o   Indonesia (-0.37 percentage points)

Most governments across the globe added stimulus to their economies to offset negative US tariff impacts.  This boosted more cyclically-geared companies in the Materials and Industrial sectors, while more defensive sectors like Health Care and Consumer Staples investments lagged.  Energy companies detracted due to declining oil and natural gas prices.  The following highlights the largest contributing and detracting companies to the fund's return:

  Positive Contributors

o   Agnico Eagle (+4.02 percentage points) – The gold mining firm benefited from rising gold prices.

o   SITC International (+2.03 percentage points) – Manufacturing moving out of China helps this Asian regional shipping firm.

  Negative Contributors

o   Accenture (-0.77 percentage points) – Investors fear AI may negatively impact the company's long-term IT consulting business.

o   Core Laboratories (-0.66 percentage points) – Falling oil prices negatively impacted the price of this reservoir optimization company.

Continually rising US fiscal deficits provided the backdrop for a weakening US dollar against other major currencies.  Stronger foreign currencies contributed 0.76 percentage points to the Fund's return.

How did the Fund perform since Inception?

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

1

Average Annual Total Returns
Since Inception(B) (11/18/2024)
Advisors Capital International Fund	6.70%
MSCI ACWI Ex USA NR USD Index	24.86%
(B)	Commencement of Investment Operations.
Fund Statistics
Net Assets ($)	$29,652,954
Number of Portfolio Holdings	43
Portfolio Turnover Rate (%)	10%
Total Advisory Fees Paid ($)	$180,339

What did the Fund invest in?
Sectors (% of net assets)

*	Net Cash represents Cash Equivalents and Liabilities in Excess of Other Assets.
Availability of Additional Information about the Fund

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit https://www.advisorscapfunds.com/literature.

Important Notice Regarding Delivery of Shareholder Documents

In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-888-247-3841 and we will begin sending you separate copies of these materials within 30 days after we receive your request.

2

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and the principal financial officer. The registrant has not made any amendments to its code of ethics during the covered period. The registrant has not granted any waivers from any provisions of the code of ethics during the covered period. A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that it does not have an audit committee financial expert serving on its audit committee. The registrant believes that the experience provided by each member of the audit committee together offers the registrant adequate oversight for the registrant’s level of financial complexity.

Item 4. Principal Accountant Fees and Services.

(a-d) The following table details the aggregate fees billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant to the registrant. The principal accountant has provided no services to the adviser or any entity controlled by, or under common control with the adviser that provides ongoing services to the registrant.

	FYE 9/30/2025	FYE 9/30/2024
Audit Fees	$82,800	$55,200
Audit-Related Fees	$0	$0
Tax Fees	$18,000	$12,000
All Other Fees	$1,000	$1,000

Nature of Tax Fees: Preparation of Excise Tax Statement and 1120 RIC.
All Other Fees: Review of Semi-Annual Financials.

(e) (1) The audit committee approves all audit and non-audit related services and, therefore, has not adopted preapproval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(e) (2) None of the services described in paragraph (b) through (d) of this Item were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

(g) The following table indicates the aggregate non-audit fees billed by the registrant’s principal accountant for services to the registrant, the registrant’s investment adviser (not sub-adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant, for the last two years.

Non-Audit Fees		FYE 9/30/2025	FYE 9/30/2024
Registrant		$19,000	$13,000
Registrant’s Investment Adviser		$0	$0

(h) The principal accountant provided no services to the investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Companies.

Not applicable.

Item 6. Investments.

Advisors Capital Total Return - Equity Fund
		Schedule of Investments
		September 30, 2025
Shares		Fair Value	% of Net Assets

COMMON STOCKS

Aircraft Engines & Engine Parts
26,900	Honeywell International Inc.	$ 5,662,450	1.83%

Auto Controls for Regulating Residential & Commercial Environments
11,500	Trane Technologies PLC (Ireland)	4,852,540	1.57%

Beverages
30,200	PepsiCo, Inc.	4,241,288	1.37%

Biological Products, (No Diagnostic Substances)
14,500	Amgen Inc.	4,091,900	1.32%

Computer Communications Equipment
92,000	Cisco Systems, Inc.	6,294,640	2.03%

Electric Services
75,600	NextEra Energy, Inc.	5,707,044
44,800	The Southern Company	4,245,696
		9,952,740	3.22%

Electronic Computers
46,800	Apple Inc.	11,916,684
38,800	Dell Technologies Inc. - Class C	5,500,676
		17,417,360	5.63%

Entertainment
210,000	Universal Music Group N.V. - ADR	3,030,300	0.98%

Farm Machinery & Equipment
9,600	Deere & Company	4,389,696	1.42%

Fire, Marine & Casualty Insurance
11,400	Berkshire Hathaway, Inc. - Class B *	5,731,236
20,500	Chubb Ltd.	5,786,125
		11,517,361	3.72%

Guided Missiles & Space Vehicles & Parts
11,300	Lockheed Martin Corporation	5,641,073	1.82%

Industrials Inorganic Chemicals
8,300	Linde PLC (United Kingdom)	3,942,500	1.27%

Insurance Agents, Brokers & Service
11,100	Aon PLC - Class A (Ireland)	3,958,038	1.28%

Investment Advice
37,100	Blackstone Inc.	6,338,535	2.05%

Measuring & Controlling Devices, NEC
12,900	Thermo Fisher Scientific Inc.	6,256,758	2.02%

Miscellaneous Industrial & Commercial Machinery & Equipment
16,500	Eaton Corporation PLC (Ireland)	6,175,125	2.00%

National Commercial Banks
29,000	JPMorgan Chase & Co.	9,147,470
85,100	Truist Financial Corporation	3,890,772
69,800	Wells Fargo & Company	5,850,636
		18,888,878	6.10%

Natural Gas Transmission
120,000	The Williams Companies, Inc.	7,602,000	2.46%

Perfumes, Cosmetics & Other Toilet Preparations
48,500	Colgate-Palmolive Company	3,877,090	1.25%

Petroleum Refining
42,700	Chevron Corporation	6,630,883	2.14%

Pharmaceutical Preparations
31,800	Abbott Laboratories	4,259,292
28,700	Johnson & Johnson	5,321,554
34,300	Zoetis Inc. - Class A	5,018,776
		14,599,622	4.72%

Radio & TV Broadcasting & Communications Equipment
32,600	QUALCOMM Incorporated	5,423,336	1.75%

Radiotelephone Communications
16,300	T-Mobile US, Inc.	3,901,894	1.26%

Retail - Family Clothing Stores
34,200	Ross Stores, Inc.	5,211,738	1.68%

Retail - Lumber & Other Building Materials Dealers
16,400	The Home Depot, Inc.	6,645,116	2.15%

Retail - Retail Stores, NEC
6,100	Ulta Beauty, Inc. *	3,335,175	1.08%

Retail - Variety Stores
5,700	Costco Wholesale Corp.	5,276,091	1.70%

Security & Commodity Brokers, Dealers, Exchanges & Services
16,900	CME Group Inc.	4,566,211	1.48%

Security Brokers, Dealers & Flotation Companies
5,300	BlackRock, Inc.	6,179,111	2.00%

Semiconductors & Related Devices
48,800	Broadcom Inc.	16,099,608
34,500	NVIDIA Corp.	6,437,010
18,900	Texas Instruments Incorporated	3,472,497
		26,009,115	8.40%

Services - Business Services, NEC
25,700	Accenture PLC - Class A (Ireland)	6,337,620
11,100	MasterCard Incorporated - Class A	6,313,791
		12,651,411	4.09%

Services - Computer Programming, Data Processing, Etc.
64,700	Alphabet, Inc. - Class A	15,728,570
7,200	Meta Platforms, Inc. - Class A	5,287,536
		21,016,106	6.79%

Services - Prepackaged Software
25,400	Microsoft Corporation	13,155,930
38,400	Oracle Corporation	10,799,616
		23,955,546	7.74%

Surgical & Medical Instruments & Apparatus
10,900	Stryker Corporation	4,029,403	1.30%

Wholesale - Drugs, Proprietaries & Druggists' Sundries
6,500	McKesson Corporation	5,021,510	1.62%

Wholesale - Electronic Parts & Equipment, NEC
21,800	TE Connectivity Ltd. (Switzerland)	4,785,754	1.55%

Wholesale - Miscellaneous Durable Goods
8,000	Pool Corporation	2,480,560	0.80%
Total for Common Stocks (Cost - $213,872,829)		295,848,854	95.59%

EXCHANGE TRADED FUNDS
Fixed Income
63,700	iShares 0-3 Month Treasury Bond ETF	6,414,590	2.07%
Total for Exchange Traded Funds (Cost - $6,396,999)

REAL ESTATE INVESTMENT TRUSTS
41,700	Prologis, Inc.	4,775,484	1.54%
Total for Real Estate Investment Trusts (Cost $4,933,150)

MONEY MARKET FUNDS
2,948,441	Goldman Sachs Financial Square Government Fund
	Institutional Class 3.99% **	2,948,441	0.95%
Total for Money Market Funds (Cost $2,948,441)

	Total Investments (Cost - $228,151,419)	309,987,369	100.15%

	Liabilities in Excess of Other Assets	(479,655)	-0.15%

	Net Assets	$ 309,507,714	100.00%

* Non-Income Producing Securities.
** The rate shown represents the 7-day yield at September 30, 2025.
ADR - American Depositary Receipt.
The accompanying notes are an integral part of these financial statements.

Advisors Capital Small/Mid Cap Fund
		Schedule of Investments
	September 30, 2025
Shares		Fair Value	% of Net Assets

COMMON STOCKS

Abrasive, Asbestos & Miscellaneous Nonmetallic Mineral Products
31,500	Owens Corning	$ 4,455,990	3.98%

Ball & Roller Bearings
17,700	RBC Bearings Incorporated *	6,908,133
33,500	The Timken Company	2,518,530
		9,426,663	8.42%

Glass Containers
103,200	Stevanato Group S.p.A. (Italy)	2,657,400	2.37%

Industrial & Commercial Fans & Blowers & Air Purifying Equipment
19,500	Donaldson Company, Inc.	1,596,075	1.42%

Investment Advice
13,900	Evercore Inc. - Class A	4,688,748
33,300	PJT Partners Inc. - Class A	5,918,409
		10,607,157	9.47%

Laboratory Analytical Instruments
218,800	Avantor, Inc. *	2,730,624	2.44%

Miscellaneous Food Preparations & Kindred Products
163,200	Utz Brands, Inc. - Class A	1,982,880	1.77%

Motorcycles, Bicycles & Parts
61,900	Fox Factory Holding Corp. *	1,503,551	1.34%

National Commercial Banks
24,100	Pinnacle Financial Partners, Inc.	2,260,339	2.02%

Operative Builders
11,000	Toll Brothers, Inc.	1,519,540	1.36%

Plastic Foam Products
12,200	Advanced Drainage Systems, Inc.	1,692,140	1.51%

Real Estate Agents & Managers (For Others)
15,400	FirstService Corporation (Canada)	2,933,546
15,800	Jones Lang LaSalle Incorporated *	4,712,824
		7,646,370	6.83%

Retail - Auto Dealers & Gasoline Stations
11,000	Casey's General Stores, Inc.	6,218,520	5.55%

Retail - Eating Places
16,400	Cava Group, Inc. *	990,724	0.89%

Security Brokers, Dealers & Flotation Companies
117,100	Virtu Financial, Inc. - Class A	4,157,050	3.71%

Services - Computer Processing & Data Preparation
147,000	QXO, Inc. *	2,801,820	2.50%

Services - Detective, Guard & Armored Car Services
11,500	Allegion PLC (Ireland)	2,039,525	1.82%

Services - Medical Laboratories
135,000	Castle Biosciences, Inc. *	3,073,950	2.74%

Services - Miscellaneous Amusement & Recreation
7,100	Madison Square Garden Sports Corp. - Class A *	1,611,700	1.44%

Services - Prepackaged Software
11,900	AppFolio, Inc. - Class A *	3,280,354
75,000	Clearwater Analytics Holdings, Inc. - Class A *	1,351,500
28,800	Guidewire Software, Inc. *	6,619,968
48,300	nCino, Inc. *	1,309,413
46,600	Procore Technologies, Inc. *	3,398,072
		15,959,307	14.25%

State Commercial Banks
63,800	Coastal Financial Corporation *	6,901,246	6.16%

Surgical & Medical Instruments & Apparatus
95,400	AtriCure, Inc. *	3,362,850
29,300	Solventum Corp. *	2,138,900
		5,501,750	4.91%

Television Broadcasting Stations
48,300	Atlanta Braves Holdings, Inc. - Series C *	2,008,797	1.79%

Title Insurance
31,900	First American Financial Corporation	2,049,256	1.83%

Transportation Services
33,300	GXO Logistics, Inc. *	1,761,237	1.57%

Wholesale - Hardware & Plumbing & Heating Equipment & Supplies
9,600	Watsco, Inc.	3,881,280	3.46%

Wholesale - Miscellaneous Durable Goods
11,600	Pool Corporation	3,596,812	3.21%
Total for Common Stocks (Cost - $86,593,975)		110,631,703	98.76%

MONEY MARKET FUNDS
1,857,957	Goldman Sachs Financial Square Government Fund
	Institutional Class 3.99% **	1,857,957	1.66%
Total for Money Market Funds (Cost $1,857,957)

	Total Investments (Cost - $88,451,932)	112,489,660	100.42%

	Liabilities in Excess of Other Assets	(470,657)	-0.42%

	Net Assets	$ 112,019,003	100.00%

* Non-Income Producing Securities.
** The rate shown represents the 7-day yield at September 30, 2025.
The accompanying notes are an integral part of these financial statements.

Advisors Capital Tactical Fixed Income Fund
		Schedule of Investments
	September 30, 2025
Shares		Fair Value	% of Net Assets

EXCHANGE TRADED FUNDS
Fixed Income
316,200	iShares 5-10 Year Investment Grade Corporate Bond ETF	$ 17,103,258
447,600	iShares 10+ Year Investment Grade Corporate Bond ETF	23,069,304
327,500	iShares Broad USD Investment Grade Corporate ETF	17,102,050
1,431,100	SPDR® Portfolio High Yield Bond ETF	34,260,534
203,300	Vanguard Intermediate-Term Corporate Bond Index Fund ETF	17,099,563
		108,634,709	63.59%

Target Maturity Fixed Income
547,000	iShares iBonds Dec 2029 Term Corporate ETF	12,838,090
386,800	iShares iBonds Dec 2030 Term Corporate ETF	8,567,620
1,007,700	iShares iBonds Dec 2031 Term Corporate ETF	21,383,394
		42,789,104	25.04%

US Fund Preferred Stock
693,700	Invesco Variable Rate Preferred ETF	17,134,390	10.03%
Total for Exchange Traded Funds (Cost - $163,463,890)		168,558,203	98.66%

MONEY MARKET FUNDS
3,368,624	Goldman Sachs Financial Square Government Fund
	Institutional Class 3.99% **	3,368,624	1.97%
Total for Money Market Funds (Cost $3,368,624)

	Total Investments (Cost - $166,832,514)	171,926,827	100.63%

	Liabilities in Excess of Other Assets	(1,074,032)	-0.63%

	Net Assets	$ 170,852,795	100.00%

** The rate shown represents the 7-day yield at September 30, 2025.
The accompanying notes are an integral part of these financial statements.

Advisors Capital Active All Cap Fund
		Schedule of Investments
	September 30, 2025
Shares		Fair Value	% of Net Assets

EXCHANGE TRADED FUNDS
Equity
143,400	iShares Core S&P 500 ETF (a)	$ 95,977,620
184,000	iShares Core S&P Mid-Cap ETF	12,007,840
506,100	SPDR® Portfolio S&P 1500 Composite Stock Market ETF	40,816,965
100,200	Vanguard Growth Index Fund ETF	48,056,922
219,000	Vanguard Value Index Fund ETF	40,841,310
Total for Exchange Traded Funds (Cost - $190,665,394)		237,700,657	98.93%

MONEY MARKET FUNDS
3,085,469	Goldman Sachs Financial Square Government Fund
	Institutional Class 3.99% **	3,085,469	1.28%
Total for Money Market Funds (Cost $3,085,469)

	Total Investments (Cost - $193,750,863)	240,786,126	100.21%

	Liabilities in Excess of Other Assets	(504,224)	-0.21%

	Net Assets	$ 240,281,902	100.00%

(a) Additional information, including current Prospectus and Annual Report, is available at
https://www.blackrock.com/us/individual/resources/regulatory-documents#etfs.
** The rate shown represents the 7-day yield at September 30, 2025.
The accompanying notes are an integral part of these financial statements.

Advisors Capital Growth Fund
		Schedule of Investments
	September 30, 2025
Shares		Fair Value	% of Net Assets

EXCHANGE TRADED FUNDS
Equity
212,600	Fidelity Enhanced Large Cap Growth ETF	$ 8,742,112
7,400	Invesco QQQ Trust, Series 1	4,442,738
31,000	iShares Russell Mid-Cap Growth ETF	4,414,710
466,500	Schwab U.S. Large-Cap Growth ETF	14,886,015
95,200	SoFi Select 500 ETF	12,298,888
125,600	SPDR® Portfolio S&P 500® Growth ETF	13,126,456
31,000	Vanguard Growth ETF	14,867,910
109,100	Vanguard Russell 1000 Growth ETF	13,146,550
Total for Exchange Traded Funds (Cost - $74,868,693)		85,925,379	97.97%

MONEY MARKET FUNDS
2,739,313	Goldman Sachs Financial Square Government Fund
	Institutional Class 3.99% **	2,739,313	3.12%
Total for Money Market Funds (Cost $2,739,313)

	Total Investments (Cost - $77,608,006)	88,664,692	101.09%

	Liabilities in Excess of Other Assets	(954,252)	-1.09%

	Net Assets	$ 87,710,440	100.00%

** The rate shown represents the 7-day yield at September 30, 2025.
The accompanying notes are an integral part of these financial statements.

Advisors Capital International Fund
		Schedule of Investments
	September 30, 2025
Shares		Fair Value	% of Net Assets

COMMON STOCKS

Aerospace & Defense
2,150	MTU Aero Engines Holding AG - ADR	$ 494,478
10,500	Saab AB - ADR	321,615
		816,093	2.75%

Air & Gas Compressors
53,500	Atlas Copco AB - ADR	908,965	3.07%

Airports, Flying Fields & Airport Terminal Services
7,400	Central North Airport Group - ADR	768,638	2.59%

Auto Manufacturers
30,700	BYD Company Limited - ADR	432,563	1.46%

Banks- Regional
4,200	DBS Group Holdings Ltd - ADR	664,692
49,900	PT Bank Central Asia Tbk - ADR	570,856
		1,235,548	4.17%

Beverages
4,900	LVMH Moet Hennessy Louis Vuitton SA - ADR	599,319
14,200	Pernod Ricard SA - ADR	277,752
		877,071	2.96%

Commercial Banks, NEC
7,200	The Toronto-Dominion Bank (Canada)	575,640	1.94%

Credit Services
15,300	Krung Thai Bank PLC - ADR	140,454	0.47%

Diagnostics & Research
39,500	Sonic Healthcare LTD - ADR	564,850	1.90%

Discount Stores
16,700	Wal-Mart de Mexico SA - ADR	515,028	1.74%

Drug Manufacturers - General
47,700	Santen Pharmaceutical Co. Ltd - ADR	537,579	1.81%

Drug Manufacturers - Specialty & Generic
14,400	Merck KGaA - ADR	374,544	1.26%

Electrical Supplies
32,256	Rexel SA - ADR	1,056,707	3.56%

Entertainment
32,400	Universal Music Group N.V. - ADR	467,532	1.58%

Financial Data & Stock Exchanges
23,600	Deutsche Boerse AG - ADR	631,300	2.13%

Gold and Silver Ores
8,400	Agnico Eagle Mines Limited (Canada)	1,415,904	4.77%

Grocery Stores
54,100	Seven & I Holdings Co. Ltd. - ADR	723,317	2.44%

Insurance Agents, Brokers & Service
3,300	Aon PLC - Class A (Ireland)	1,176,714	3.97%

Leisure
3,100	ANTA Sports Products Limited - ADR	927,663
38,400	Thule Group AB - ADR	461,376
		1,389,039	4.68%

Marine Shipping
28,200	SITC International Holdings Company Limited - ADR	1,071,741	3.61%

Medical Instruments & Supplies
29,600	Coloplast AS - ADR	252,488	0.85%

National Commercial Banks
23,900	UBS Group AG (Switzerland)	979,900	3.31%

Oil & Gas Field Services, NEC
34,500	Core Laboratories Inc.	426,420
15,300	Schlumberger Limited	525,861
		952,281	3.21%

Radio Broadcasting
8,900	Tencent Holdings Ltd. - ADR	757,835	2.56%

Semiconductors & Related Devices
28,800	Disco Corporation - ADR	902,880
11,200	Tokyo Electron Limited - ADR	1,003,520
		1,906,400	6.43%

Services - Business Services, NEC
2,000	Accenture PLC - Class A (Ireland)	493,200
15,300	RELX PLC - ADR	730,728
		1,223,928	4.13%

Services - Computer Programming, Data Processing, Etc.
1,700	Flutter Entertainment PLC * (Ireland)	431,800	1.46%

Services - Prepackaged Software
14,200	Dassault Systemes SE - ADR	475,274
1,000	SAP SE - ADR	267,210
		742,484	2.50%

Specialty Chemicals
74,200	Fuchs SE - ADR	828,072
16,800	Givaudan SA - ADR	1,366,378
		2,194,450	7.40%

Specialty Business Services
9,300	Intertek Group PLC - ADR	596,734	2.01%

Specialty Industrial Machinery
13,800	Schneider Electric SE - ADR	773,076	2.61%
Total for Common Stocks (Cost - $25,286,045)		26,490,603	89.33%

EXCHANGE TRADED FUNDS
Foreign Equity
28,600	Franklin FTSE India ETF	1,066,494
25,500	Vanguard Developed Markets Index Fund ETF Shares	1,527,960
Total for Exchange Traded Funds (Cost - $2,452,042)		2,594,454	8.75%

MONEY MARKET FUNDS
634,552	Goldman Sachs Financial Square Government Fund
	Institutional Class 3.99% **	634,552	2.14%
Total for Money Market Funds (Cost $634,552)

	Total Investments (Cost - $28,372,639)	29,719,609	100.22%

	Liabilities in Excess of Other Assets	(66,655)	-0.22%

	Net Assets	$ 29,652,954	100.00%

SUMMARY OF INVESTMENTS BY COUNTRY/REGION***

		Fair Value	Percentage
Australia		$ 564,850	1.94%
Canada		1,991,544	6.85%
China		2,118,061	7.28%
Denmark		252,488	0.87%
France		3,182,128	10.94%
Germany		2,595,604	8.92%
Global Developed Markets (ETF)		1,527,960	5.25%
Hong Kong		1,071,741	3.69%
India		1,066,494	3.67%
Indonesia		570,856	1.96%
Ireland		2,101,714	7.23%
Japan		3,167,296	10.89%
Mexico		1,283,666	4.41%
Netherlands		467,532	1.61%
Singapore		664,692	2.29%
Sweden		1,691,956	5.82%
Switzerland		2,346,278	8.07%
Thailand		140,454	0.48%
United Kingdom		1,327,462	4.56%
USA		952,281	3.27%
		$ 29,085,057	100.00%

* Non-Income Producing Securities.
** The rate shown represents the 7-day yield at September 30, 2025.
*** Excludes money market funds.
ADR - American Depositary Receipt.
The accompanying notes are an integral part of these financial statements.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Advisors Capital Funds

Statements of Assets and Liabilities	Total Return -	Small/Mid
September 30, 2025	Equity Fund	Cap Fund

Assets:
Investments at Fair Value*	$ 309,987,369	$ 112,489,660
Receivable for Fund Shares Sold	140,351	59,908
Receivable for Securities Sold	-	1,728,329
Dividends Receivable	65,191	18,779
Total Assets	310,192,911	114,296,676
Liabilities:
Payable for Fund Shares Redeemed	4,819	-
Payable for Securities Purchased	-	2,026,859
Management Fees Payable	405,334	150,246
Distribution Fees Payable	275,044	100,568
Total Liabilities	685,197	2,277,673
Net Assets	$ 309,507,714	$ 112,019,003

Net Assets Consist of:
Paid In Capital	$ 238,286,375	$ 92,683,258
Total Distributable Earnings (Accumulated Losses)	71,221,339	19,335,745
Net Assets	$ 309,507,714	$ 112,019,003

Net Asset Value, Offering Price and Redemption Price per Share	$ 13.90	$ 11.52

* Investments at Identified Cost	$ 228,151,419	$ 88,451,932

Shares Outstanding (Unlimited number of shares	22,260,186	9,726,920
authorized without par value)

Statements of Operations
For the fiscal year ended September 30, 2025

Investment Income:
Dividends (Net of foreign withholding tax of $0 and $3,787, respectively)	$ 4,452,040	$ 612,214
Total Investment Income	4,452,040	612,214
Expenses:
Management Fees (Note 4)	4,177,638	1,432,928
Distribution Fees (Note 5)	644,697	221,131
Total Expenses	4,822,335	1,654,059

Net Investment Income (Loss)	(370,295)	(1,041,845)

Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain (Loss) on Investments	(1,268,625)	1,176,519
Net Change in Net Unrealized Appreciation (Depreciation) on Investments	36,492,710	8,212,914
Net Realized and Unrealized Gain (Loss) on Investments	35,224,085	9,389,433

Net Increase (Decrease) in Net Assets from Operations	$ 34,853,790	$ 8,347,588

The accompanying notes are an integral part of these financial statements.

Advisors Capital Funds

Statements of Assets and Liabilities	Tactical Fixed	Active
September 30, 2025	Income	All Cap
	Fund	Fund

Assets:
Investments at Fair Value*	$ 171,926,827	$ 240,786,126
Cash	1,000	-
Receivable for Fund Shares Sold	81,838	117,439
Dividends Receivable	12,283	268,598
Total Assets	172,021,948	241,172,163
Liabilities:
Payable for Fund Shares Redeemed	592	4,864
Payable for Securities Purchased	805,445	412,217
Management Fees Payable	223,347	309,564
Distribution Fees Payable	139,769	163,616
Total Liabilities	1,169,153	890,261
Net Assets	$ 170,852,795	$ 240,281,902

Net Assets Consist of:
Paid In Capital	$ 163,959,295	$ 192,828,655
Total Distributable Earnings (Accumulated Losses)	6,893,500	47,453,247
Net Assets	$ 170,852,795	$ 240,281,902

Net Asset Value, Offering Price and Redemption Price per Share	$ 9.79	$ 15.66

* Investments at Identified Cost	$ 166,832,514	$ 193,750,863

Shares Outstanding (Unlimited number of shares	17,454,854	15,348,013
authorized without par value)

Statements of Operations
For the fiscal year ended September 30, 2025

Investment Income:
Dividends (Net of foreign withholding tax of $0 and $0, respectively)	$ 6,984,928	$ 2,451,166
Total Investment Income	6,984,928	2,451,166
Expenses:
Management Fees (Note 4)	2,152,812	2,775,047
Distribution Fees (Note 5)	332,224	428,248
Total Expenses	2,485,036	3,203,295

Net Investment Income (Loss)	4,499,892	(752,129)

Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain (Loss) on Investments	874,624	1,142,329
Net Change in Net Unrealized Appreciation (Depreciation) on Investments	(100,527)	26,729,889
Net Realized and Unrealized Gain (Loss) on Investments	774,097	27,872,218

Net Increase (Decrease) in Net Assets from Operations	$ 5,273,989	$ 27,120,089

The accompanying notes are an integral part of these financial statements.

Advisors Capital Funds

Statements of Assets and Liabilities
September 30, 2025	Growth	International
	Fund	Fund

Assets:
Investments at Fair Value*	$ 88,664,692	$ 29,719,609
Receivable for Fund Shares Sold	92,210	28,465
Dividends Receivable	29,296	87,794
Total Assets	88,786,198	29,835,868
Liabilities:
Payable for Securities Purchased	913,480	127,459
Management Fees Payable	108,522	36,946
Distribution Fees Payable	53,756	18,509
Total Liabilities	1,075,758	182,914
Net Assets	$ 87,710,440	$ 29,652,954

Net Assets Consist of:
Paid In Capital	$ 76,954,219	$ 28,153,535
Total Distributable Earnings (Accumulated Losses)	10,756,221	1,499,419
Net Assets	$ 87,710,440	$ 29,652,954

Net Asset Value, Offering Price and Redemption Price per Share	$ 11.69	$ 10.67

* Investments at Identified Cost	$ 77,608,006	$ 28,372,639

Shares Outstanding (Unlimited number of shares	7,506,008	2,778,188
authorized without par value)

Statements of Operations
For the period November 1, 2024** to September 30, 2025

Investment Income:
Dividends (Net of foreign withholding tax of $0 and 52,416, respectively)	$ 258,043	$ 287,954
Total Investment Income	258,043	287,954
Expenses:
Management Fees (Note 4)	506,651	180,339
Distribution Fees (Note 5)	78,187	27,830
Total Expenses	584,838	208,169

Net Investment Income (Loss)	(326,795)	79,785

Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain (Loss) on Investments	29,801	72,664
Net Change in Net Unrealized Appreciation (Depreciation) on Investments	11,056,686	1,346,970
Net Realized and Unrealized Gain (Loss) on Investments	11,086,487	1,419,634

Net Increase (Decrease) in Net Assets from Operations	$ 10,759,692	$ 1,499,419

** Commencement of Operations.
The accompanying notes are an integral part of these financial statements.

Advisors Capital Funds

Statements of Changes in Net Assets	Total Return - Equity Fund		Small/Mid Cap Fund

	10/1/2024	10/1/2023	10/1/2024	10/1/2023
	to	to	to	to
	9/30/2025	9/30/2024	9/30/2025	9/30/2024
From Operations:
Net Investment Income (Loss)	$ (370,295)	$ 252,649	$ (1,041,845)	$ (619,970)
Net Realized Gain (Loss) on Investments	(1,268,625)	(2,794,042)	1,176,519	(1,960,604)
Net Change in Unrealized Appreciation (Depreciation) on Investments	36,492,710	44,346,758	8,212,914	15,777,522
Net Increase (Decrease) in Net Assets from Operations	34,853,790	41,805,365	8,347,588	13,196,948

From Distributions to Shareholders:	(89,678)	(281,669)	-	-

From Capital Share Transactions:
Proceeds From Sale of Shares	101,935,414	76,770,780	45,718,719	19,427,707
Shares Issued on Reinvestment of Dividends	89,643	281,577	-	-
Cost of Shares Redeemed	(46,380,225)	(27,170,716)	(13,555,538)	(10,655,631)
Net Increase from Shareholder Activity	55,644,832	49,881,641	32,163,181	8,772,076

Net Increase (Decrease) in Net Assets	90,408,944	91,405,337	40,510,769	21,969,024

Net Assets at Beginning of Year	219,098,770	127,693,433	71,508,234	49,539,210

Net Assets at End of Year	$309,507,714	$219,098,770	$112,019,003	$ 71,508,234

Share Transactions:
Issued	8,110,782	6,986,854	4,203,936	2,083,454
Reinvested	7,160	26,242	-	-
Redeemed	(3,695,179)	(2,429,515)	(1,224,376)	(1,122,763)
Net Increase (Decrease) in Shares	4,422,763	4,583,581	2,979,560	960,691
Shares Outstanding Beginning of Year	17,837,423	13,253,842	6,747,360	5,786,669
Shares Outstanding End of Year	22,260,186	17,837,423	9,726,920	6,747,360

The accompanying notes are an integral part of these financial statements.

Advisors Capital Funds

Statements of Changes in Net Assets	Tactical Fixed Income Fund		Active All Cap Fund

	10/1/2024	10/1/2023	10/1/2024	10/1/2023
	to	to	to	to
	9/30/2025	9/30/2024	9/30/2025	9/30/2024
From Operations:
Net Investment Income (Loss)	$ 4,499,892	$ 2,909,139	$ (752,129)	$ (115,188)
Net Realized Gain (Loss) on Investments	874,624	481,408	1,142,329	(45,128)
Net Change in Unrealized Appreciation (Depreciation) on Investments	(100,527)	6,227,285	26,729,889	20,017,047
Net Increase (Decrease) in Net Assets from Operations	5,273,989	9,617,832	27,120,089	19,856,731

From Distributions to Shareholders:	(3,477,292)	(1,899,793)	(2,588)	(53,770)

From Capital Share Transactions:
Proceeds From Sale of Shares	86,670,742	44,841,302	119,667,501	75,709,263
Shares Issued on Reinvestment of Dividends	3,477,292	1,899,334	2,585	53,755
Cost of Shares Redeemed	(28,404,718)	(15,435,725)	(30,224,042)	(6,256,281)
Net Increase (Decrease) from Shareholder Activity	61,743,316	31,304,911	89,446,044	69,506,737

Net Increase (Decrease) in Net Assets	63,540,013	39,022,950	116,563,545	89,309,698

Net Assets at Beginning of Year	107,312,782	68,289,832	123,718,357	34,408,659

Net Assets at End of Year	$170,852,795	$107,312,782	$240,281,902	$123,718,357

Share Transactions:
Issued	9,137,490	4,817,372	8,498,474	6,215,584
Reinvested	374,305	204,449	185	4,626
Redeemed	(2,992,627)	(1,644,653)	(2,177,487)	(495,428)
Net Increase (Decrease) in Shares	6,519,168	3,377,168	6,321,172	5,724,782
Shares Outstanding Beginning of Year	10,935,686	7,558,518	9,026,841	3,302,059
Shares Outstanding End of Year	17,454,854	10,935,686	15,348,013	9,026,841

The accompanying notes are an integral part of these financial statements.

Advisors Capital Funds

Statements of Changes in Net Assets	Growth Fund	International Fund

	11/1/2024*	11/1/2024*
	to	to
	9/30/2025	9/30/2025
From Operations:
Net Investment Income (Loss)	$ (326,795)	$ 79,785
Net Realized Gain (Loss) on Investments	29,801	72,664
Net Change in Unrealized Appreciation (Depreciation) on Investments	11,056,686	1,346,970
Net Increase (Decrease) in Net Assets from Operations	10,759,692	1,499,419

From Distributions to Shareholders:	(3,471)	-

From Capital Share Transactions:
Proceeds From Sale of Shares	79,816,357	29,571,275
Shares Issued on Reinvestment of Dividends	3,471	-
Cost of Shares Redeemed	(2,865,609)	(1,417,740)
Net Increase (Decrease) from Shareholder Activity	76,954,219	28,153,535

Net Increase (Decrease) in Net Assets	87,710,440	29,652,954

Net Assets at Beginning of Period	-	-

Net Assets at End of Period	$ 87,710,440	$ 29,652,954

Share Transactions:
Issued	7,769,948	2,913,618
Reinvested	337	-
Redeemed	(264,277)	(135,430)
Net Increase (Decrease) in Shares	7,506,008	2,778,188
Shares Outstanding Beginning of Period	-	-
Shares Outstanding End of Period	7,506,008	2,778,188

* Commencement of Operations.
The accompanying notes are an integral part of these financial statements.

Advisors Capital Total Return - Equity Fund

Financial Highlights

Selected data for a share outstanding throughout the period:	10/1/2024		10/1/2023	10/1/2022	10/1/2021	3/19/2021*
	to		to	to	to	to
	9/30/2025		9/30/2024	9/30/2023	9/30/2022	9/30/2021

Net Asset Value - Beginning of Period	$ 12.28		$ 9.63	$ 8.44	$ 10.62	$ 10.00
Net Investment Income (Loss) (a)	(0.02)		0.02	0.02	(0.03)	(0.02)
Net Gain (Loss) on Investments (Realized and Unrealized) (b)	1.64		2.65	1.17	(2.15)	0.64
Total from Investment Operations	1.62		2.67	1.19	(2.18)	0.62

Distributions (From Net Investment Income)	-	(d)	(0.02)	-	-	-
Distributions (From Capital Gains)	-		-	-	-	-
Total Distributions	-		(0.02)	-	-	-

Net Asset Value - End of Period	$ 13.90		$ 12.28	$ 9.63	$ 8.44	$ 10.62
Total Return (c)	13.23%		27.75%	14.10%	(20.53)%	6.20%	**

Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$ 309,508		$ 219,099	$ 127,693	$ 76,419	$ 24,635

Ratio of Expenses to Average Net Assets	1.87%		1.87%	1.93%	1.95%	1.99%	***
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.14)%		0.15%	0.18%	(0.30)%	(0.39)%	***

Portfolio Turnover Rate	12.59%		19.01%	12.70%	18.84%	19.32%	**

* Commencement of Operations.
** Not Annualized.
*** Annualized.
(a) Per share amounts were calculated using the average shares method.
(b) Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value for the period, and may not reconcile with the aggregate gains and losses in the Statement of
Operations due to share transactions for the period.
(c) Total return represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and distributions, if any.
(d) Less than +/- $0.005.
The accompanying notes are an integral part of these financial statements.

Advisors Capital Small/Mid Cap Fund

Financial Highlights

Selected data for a share outstanding throughout the period:	10/1/2024	10/1/2023	10/1/2022	10/1/2021	3/19/2021*
	to	to	to	to	to
	9/30/2025	9/30/2024	9/30/2023	9/30/2022	9/30/2021

Net Asset Value - Beginning of Period	$ 10.60	$ 8.56	$ 7.40	$ 10.48	$ 10.00
Net Investment Income (Loss) (a)	(0.13)	(0.10)	(0.08)	(0.10)	(0.08)
Net Gain (Loss) on Investments (Realized and Unrealized) (b)	1.05	2.14	1.24	(2.98)	0.56
Total from Investment Operations	0.92	2.04	1.16	(3.08)	0.48

Distributions (From Net Investment Income)	-	-	-	-	-
Distributions (From Capital Gains)	-	-	-	-	-
Total Distributions	-	-	-	-	-

Net Asset Value - End of Period	$ 11.52	$ 10.60	$ 8.56	$ 7.40	$ 10.48
Total Return (c)	8.68%	23.83%	15.68%	(29.39)%	4.80%	**
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$ 112,019	$ 71,508	$ 49,539	$ 39,652	$ 13,485

Ratio of Expenses to Average Net Assets	1.87%	1.87%	1.93%	1.95%	1.99%	***
Ratio of Net Investment Income (Loss) to Average Net Assets	(1.18)%	(1.04)%	(0.98)%	(1.11)%	(1.32)%	***

Portfolio Turnover Rate	8.24%	8.26%	14.64%	14.66%	13.22%	**

* Commencement of Operations.
** Not Annualized.
*** Annualized.
(a) Per share amounts were calculated using the average shares method.
(b) Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value for the period, and may not reconcile with the aggregate gains and losses in the Statement of
Operations due to share transactions for the period.
(c) Total return represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and distributions, if any.
The accompanying notes are an integral part of these financial statements.

Advisors Capital Tactical Fixed Income Fund

Financial Highlights

Selected data for a share outstanding throughout the period:	10/1/2024	10/1/2023	10/1/2022	10/1/2021	3/19/2021*
	to	to	to	to	to
	9/30/2025	9/30/2024	9/30/2023	9/30/2022	9/30/2021

Net Asset Value - Beginning of Period	$ 9.81	$ 9.03	$ 8.86	$ 10.16	$ 10.00
Net Investment Income (Loss) (a) (e)	0.32	0.31	0.21	0.15	0.03
Net Gain (Loss) on Investments (Realized and Unrealized) (b)	(0.05)	0.70	0.06	(1.41)	0.13
Total from Investment Operations	0.27	1.01	0.27	(1.26)	0.16

Distributions (From Net Investment Income)	(0.29)	(0.23)	(0.10)	-	-
Distributions (From Capital Gains)	-	-	-	(0.04)	-
Total Distributions	(0.29)	(0.23)	(0.10)	(0.04)	-

Net Asset Value - End of Period	$ 9.79	$ 9.81	$ 9.03	$ 8.86	$ 10.16
Total Return (c)	2.96%	11.29%	3.05%	(12.41)%	1.60%	**

Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$ 170,853	$ 107,313	$ 68,290	$ 40,773	$ 10,406

Ratio of Expenses to Average Net Assets (d)	1.87%	1.87%	1.93%	1.95%	1.99%	***
Ratio of Net Investment Income (Loss) to Average Net Assets (d) (e)	3.39%	3.29%	2.27%	1.60%	0.54%	***

Portfolio Turnover Rate	45.38%	49.35%	56.70%	80.56%	0.00%	**

* Commencement of Operations.
** Not Annualized.
*** Annualized.
(a) Per share amounts were calculated using the average shares method.
(b) Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value for the period, and may not reconcile with the aggregate gains and losses in the Statement of
Operations due to share transactions for the period.
(c) Total return represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and distributions, if any.
(d) These ratios exclude the impact of expenses of the underlying investment security holdings.
(e) Recognition of the net investment income/(loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment security holdings.
The accompanying notes are an integral part of these financial statements.

Advisors Capital Active All Cap Fund

Financial Highlights

Selected data for a share outstanding throughout the period:	10/1/2024		10/1/2023	11/9/2022*
	to		to	to
	9/30/2025		9/30/2024	9/30/2023

Net Asset Value - Beginning of Period	$ 13.71		$ 10.42	$ 10.00
Net Investment Income (Loss) (a) (e)	(0.06)		(0.02)	0.02
Net Gain on Investments (Realized and Unrealized) (b)	2.01		3.32	0.42
Total from Investment Operations	1.95		3.30	0.44

Distributions (From Net Investment Income)	(0.00)	(g)	(0.01)	(0.02)
Distributions (From Capital Gains)	-		-	-
Total Distributions	(0.00)		(0.01)	(0.02)

Net Asset Value - End of Period	$ 15.66		$ 13.71	$ 10.42
Total Return (c)	14.23%		31.71%	4.22%	** (f)

Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$ 240,282		$ 123,718	$ 34,409

Ratio of Expenses to Average Net Assets (d)	1.87%		1.87%	1.92%	***
Ratio of Net Investment Income (Loss) to Average Net Assets (d) (e)	(0.44)%		(0.15)%	0.25%	***

Portfolio Turnover Rate	7.44%		1.97%	7.84%	**

* Commencement of Operations.
** Not Annualized.
*** Annualized.
(a) Per share amounts were calculated using the average shares method.
(b) Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.
(c) Total return represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and distributions, if any.
(d) These ratios exclude the impact of expenses of the underlying investment security holdings.
(e) Recognition of the net investment income/(loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment security holdings.
(f) Total return was determined beginning from the Commencement of Investment Operations, December 1, 2022.
(g) Less than +/- $0.005.
The accompanying notes are an integral part of these financial statements.

Advisors Capital Growth Fund

Financial Highlights

Selected data for a share outstanding throughout the period:	11/1/2024*
	to
	9/30/2025

Net Asset Value - Beginning of Period	$ 10.00
Net Investment Income (Loss) (a) (e)	(0.10)
Net Gain (Loss) on Investments (Realized and Unrealized) (b)	1.80
Total from Investment Operations	1.70

Distributions (From Net Investment Income)	(0.01)
Distributions (From Capital Gains)	-
Total Distributions	(0.01)

Net Asset Value - End of Period	$ 11.69
Total Return (c)	16.97%	**	(f)

Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$ 87,710

Ratio of Expenses to Average Net Assets (d)	1.87%	***
Ratio of Net Investment Income (Loss) to Average Net Assets (d) (e)	(1.04)%	***

Portfolio Turnover Rate	6.74%	**

* Commencement of Operations.
** Not Annualized.
*** Annualized.
(a) Per share amounts were calculated using the average shares method.
(b) Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.
(c) Total return represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and distributions, if any.
(d) These ratios exclude the impact of expenses of the underlying investment security holdings.
(e) Recognition of the net investment income/(loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment security holdings.
(f) Total return was determined beginning from the Commencement of Investment Operations,
November 18, 2024.
The accompanying notes are an integral part of these financial statements.

Advisors Capital International Fund

Financial Highlights

Selected data for a share outstanding throughout the period:	11/1/2024*
	to
	9/30/2025

Net Asset Value - Beginning of Period	$ 10.00
Net Investment Income (Loss) (a) (e)	0.07
Net Gain (Loss) on Investments (Realized and Unrealized) (b)	0.60
Total from Investment Operations	0.67

Distributions (From Net Investment Income)	-
Distributions (From Capital Gains)	-
Total Distributions	-

Net Asset Value - End of Period	$ 10.67
Total Return (c)	6.70%	**	(f)

Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$ 29,653

Ratio of Expenses to Average Net Assets (d)	1.87%	***
Ratio of Net Investment Income (Loss) to Average Net Assets (d) (e)	0.72%	***

Portfolio Turnover Rate	9.56%	**

* Commencement of Operations.
** Not Annualized.
*** Annualized.
(a) Per share amounts were calculated using the average shares method.
(b) Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.
(c) Total return represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and distributions, if any.
(d) These ratios exclude the impact of expenses of the underlying investment security holdings.
(e) Recognition of the net investment income/(loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment security holdings.
(f) Total return was determined beginning from the Commencement of Investment Operations,
November 18, 2024.
The accompanying notes are an integral part of these financial statements.

NOTES TO THE FINANCIAL STATEMENTS
ADVISORS CAPITAL FUNDS
SEPTEMBER 30, 2025

1.) ORGANIZATION
The Advisors Capital Funds (each a “Fund” and collectively the “Funds”) are series of Neiman Funds (the “Trust”). The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated January 3, 2003, that offers shares of beneficial interest in a number of separate series, each series representing a distinct fund with its own investment objectives and policies. Advisors Capital Total Return - Equity Fund (“Total Return - Equity Fund”), Advisors Capital Small/Mid Cap Fund (“Small/Mid Cap Fund”), and Advisors Capital Tactical Fixed Income Fund (“Tactical Fixed Income Fund”) were each organized as diversified series of the Trust, on February 1, 2021, and commenced operations on March 19, 2021. Prior to January 30, 2024, the Advisors Capital Total Return - Equity Fund was known as the Advisors Capital US Dividend Fund. The Advisors Capital Active All Cap Fund (“Active All Cap Fund”) was organized as a diversified series of the Trust, on November 9, 2022, commenced operations on November 9, 2022, and investment operations commenced on December 1, 2022. The Advisors Capital Growth Fund (“Growth Fund”) and the Advisors Capital International Fund (“International Fund”) were organized as a diversified series of the Trust, on September 17, 2024, commenced operations on November 1, 2024, and investment operations commenced on November 18, 2024. The investment advisor to the Funds is AC Funds, LLC (the “Advisor”). The sub-advisor to the Funds is Advisors Capital Management, LLC (the “Sub-Advisor”). The investment objective of Total Return - Equity Fund, Small/Mid Cap Fund, Active All Cap Fund, Growth Fund and International Fund is to seek long-term capital appreciation. The investment objective of Tactical Fixed Income Fund is total return with capital preservation as a secondary objective.

Throughout the Notes to the Financial Statements, the “Fiscal Year Ended September 30, 2025” represents the one year period ended September 30, 2025 for the Total Return - Equity Fund, Small/Mid Cap Fund, Tactical Fixed Income Fund and Active All Cap Fund, and the period from November 1, 2024 (Commencement of Operations) through September 30, 2025 for the Growth Fund and International Fund.

2.) SIGNIFICANT ACCOUNTING POLICIES
Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Each Fund herein is deemed to be an individual reporting segment and is not part of a consolidated reporting entity. The objective and strategy of each Fund is used by the Advisor and Sub-Advisor to make investment decisions, and the results of the operations, as shown in the Statements of Operations and the Financial Highlights for each Fund is the information utilized for its day-to-day management. Each Fund is party to the expense agreements as disclosed in the notes to the financial statements and resources are not allocated based on performance measurements. Due to the significance of oversight and their role, the Managing Member of the Advisor is deemed to be the Chief Operating Decision Maker.

The Funds follow the significant accounting policies described in this section.

SECURITY VALUATION
All investments in securities are recorded at their estimated fair value, as described in Note 3.

FEDERAL INCOME TAXES
The Funds’ policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of their taxable income to shareholders. Therefore, no federal income tax provision is required. It is the Funds’ policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Code. This Internal Revenue Code requirement may cause an excess of distributions over the book year-end accumulated income. In addition, it is the Funds’ policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

The Funds recognize the tax benefits of certain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years. The Funds identify their major tax jurisdictions as U.S. Federal and State tax authorities; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations. During the Fiscal Year Ended September 30, 2025, the Funds did not incur any interest or penalties.

DISTRIBUTIONS TO SHAREHOLDERS
Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The Funds may utilize earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassification will have no effect on net assets, results of operations or net asset values per share of any Fund.

USE OF ESTIMATES
The financial statements are prepared in accordance with GAAP, which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

OTHER
The Funds record security transactions based on trade date. Dividend income is recognized on the ex-dividend date, and interest income, if any, is recognized on an accrual basis. The Funds use the specific identification method in computing gain or loss on the sale of investment securities. Long-term capital gain distributions received are recorded as capital gain distributions from investment companies, and short-term capital gain distributions received are recorded as dividend income. The Funds may invest in real estate investment trusts (“REITs”) that pay distributions to their shareholders based on available funds from operations. It is common for these distributions to exceed the REITs’ taxable earnings and profits resulting in the excess portion of such distribution to be designated as return of capital. Distributions received from REITs are generally recorded as dividend income and, if necessary, are reclassified annually in accordance with tax information provided by the underlying REITs. Withholding taxes on foreign dividends have been provided for in accordance with each Fund’s understanding of the applicable country’s tax rules and regulations.

FUND OF FUND STRUCTURE
Tactical Fixed Income Fund, Active All-Cap Fund and Growth Fund invest in portfolios of exchange traded funds ("ETFs"). The shares of many ETFs frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any ETFs purchased by the Funds will not change. For further information on how each Fund values the ETFs, see Note 3.

EXPENSES
Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual Fund based on each Fund’s relative net assets or by another appropriate method.

ORGANIZATIONAL & OFFERING EXPENSES
All costs incurred by the Growth Fund and International Fund in connection with the organization, offering and initial registration of each Fund, principally professional fees, were paid on behalf of each Fund by the Advisor and will not be borne by each Fund and are not recoupable in the future.

3.) SECURITIES VALUATIONS
The Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

FAIR VALUE MEASUREMENTS
A description of the valuation techniques applied to the Funds’ major categories of assets measured at fair value on a recurring basis follows.

Equity securities (common stocks, including ADRs, ETFs and REITs). Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when a Fund believes such prices accurately reflect the fair value of such securities. Securities that are traded on an exchange or on the NASDAQ over-the-counter market are generally valued at the last quoted sale price. Lacking a last sale price an equity security is generally valued at the last bid price. Generally, if the security is traded in an active market and is valued at the last sale price, the security is categorized as a level 1 security, and if an equity security is valued by the pricing service at its last bid, it is generally categorized as a level 2 security. If market prices are not available or, in the opinion of Fund management including as informed by the Advisor's opinion, market prices do not reflect fair value, or if an event occurs after the close of trading (but prior to the time the NAV is calculated) that materially affects fair value, the Fund through the Adviser may value the Fund's assets at their fair value according to policies approved by the Fund's Board of Trustees (the “Trustees” or the “Board”). Such securities are categorized in level 2 or level 3, when appropriate.

Money market funds. Money market funds are valued at NAV provided by the funds and are classified in level 1 of the fair value hierarchy.

The following tables summarize the inputs used to value each Fund’s assets measured at fair value as of September 30, 2025:

Total Return - Equity Fund:
Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 295,848,854	$ -	$ -	$ 295,848,854
Exchange Traded Funds	6,414,590	-	-	6,414,590
Real Estate Investment Trusts	4,775,484	-	-	4,775,484
Money Market Funds	2,948,441	-	-	2,948,441
Total	$ 309,987,369	$ -	$ -	$ 309,987,369

Small/Mid Cap Fund:
Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 110,631,703	$ -	$ -	$ 110,631,703
Money Market Funds	1,857,957	-	-	1,857,957
Total	$ 112,489,660	$ -	$ -	$ 112,489,660

Tactical Fixed Income Fund:
Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 168,558,203	$ -	$ -	$ 168,558,203
Money Market Funds	3,368,624	-	-	3,368,624
Total	$ 171,926,827	$ -	$ -	$ 171,926,827

Active All Cap Fund:
Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 237,700,657	$ -	$ -	$ 237,700,657
Money Market Funds	3,085,469	-	-	3,085,469
Total	$ 240,786,126	$ -	$ -	$ 240,786,126

Growth Fund:
Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 85,925,379	$ -	$ -	$ 85,925,379
Money Market Funds	2,739,313	-	-	2,739,313
Total	$ 88,664,692	$ -	$ -	$ 88,664,692

International Fund:
Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 26,490,603	$ -	$ -	$ 26,490,603
Exchange Traded Funds	2,594,454	-	-	2,594,454
Money Market Funds	634,552	-	-	634,552
Total	$ 29,719,609	$ -	$ -	$ 29,719,609

The Funds did not hold any level 3 assets during the Fiscal Year Ended September 30, 2025.

The Funds did not invest in derivative instruments during the Fiscal Year Ended September 30, 2025.

4.) MANAGEMENT AGREEMENT
Each Fund has entered into an investment advisory agreement (“Management Agreement”) with the Advisor. The Advisor manages the investment portfolio of each Fund, subject to the policies adopted by the Trust’s Board of Trustees. Under the Management Agreement, the Advisor, at its own expense and without reimbursement from the Trust, furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the assets of each Fund. The investment advisor also pays all operating expenses of the Funds, with the exception of Rule 12b-1 fees, acquired fund fees and expenses, brokerage fees and commissions, borrowing costs (such as interest and dividends on securities sold short, if any), taxes and extraordinary expenses. Effective September 1, 2023, the Advisor receives a per-Fund fee equal to an annual fee of 1.62% of each Fund's average daily net assets. Prior to September 1, 2023, the Advisor received a per-Fund fee equal to an annual fee of 1.69% of each Fund's average daily net assets (excluding Growth Fund and International Fund). The Sub-Adviser of the Funds has responsibility for providing investment ideas and recommendations for the assets of the Funds, subject to the supervision of the Advisor. As full compensation for all services rendered, including investment ideas and recommendations for the assets of the Funds, the Advisor pays the Sub-Adviser a sub-advisor fee.

During the Fiscal Year Ended September 30, 2025, the Advisor earned management fees in the amounts of $4,177,638, $1,432,928, $2,152,812, $2,775,047, $506,651 and $180,339 for the Total Return - Equity Fund, Small/Mid Cap Fund, Tactical Fixed Income Fund, Active All Cap Fund, Growth Fund and International Fund, respectively. At September 30, 2025, $405,334, $150,246, $223,347, $309,564, $108,522 and $36,946, was due to the Advisor from Total Return - Equity Fund, Small/Mid Cap Fund, Tactical Fixed Income Fund, Active All Cap Fund, Growth Fund and International Fund, respectively.

5.) DISTRIBUTION AND SHAREHOLDER SERVICING PLAN
The Funds have adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the “Plan”) that allows each Fund to pay distribution and other fees (“Rule 12b-1 Fees”) for the sale and distribution of the Fund’s shares and for services provided to shareholders by the Distributor or other service providers. The Plan permits the Funds to pay the Rule 12b-1 Fees as compensation for services and expenses in connection with the distribution of each Fund’s shares. The Distributor must authorize all payments made under the plan and may pay any or all amounts received under the Plan to other persons for any distribution, promotional or shareholder support services. Up to 0.25% of the Rule 12b-1 Fee may be characterized as a shareholder servicing fee. Each Fund pays an annual Rule 12b-1 Fee up to 0.25% of its average daily net assets. Because these fees are paid out of a Fund’s assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

During the Fiscal Year Ended, September 30, 2025, there was $644,697, $221,131, $332,224, $428,248, $78,187 and $27,830 of 12b-1 fees incurred by the Total Return - Equity Fund, Small/Mid Cap Fund, Tactical Fixed Income Fund, Active All Cap Fund, Growth Fund and International Fund, respectively. As of September 30, 2025, the Funds had an accrued liability of $275,044, $100,568, $139,769, $163,616, $53,756 and $18,509 for the Total Return - Equity Fund, Small/Mid Cap Fund, Tactical Fixed Income Fund, Active All Cap Fund, Growth Fund and International Fund, respectively, which represents 12b-1 fees accrued and available for payment for qualified expenses under the Plan.

6.) RELATED PARTY TRANSACTIONS
Neiman Funds Management LLC (“Neiman”), acts as Administrative Service Consultant to the Trust and monitors the performance of the Funds’ outside service providers (other than the Sub-Advisor which is monitored by the Advisor), assists in the review of regulatory filings, financial statement preparation, and board meeting materials pursuant to an administrative service consultant agreement. For its services Neiman Funds Management LLC receives a monthly fee from the Advisor equal to an annual rate of 0.05% of each Fund’s assets under $100 million, 0.03% of the next $100 million of each Fund’s average daily net assets, and 0.02% of the average daily net assets of each Fund thereafter (subject to a minimum monthly fee of $1,000 for each Fund).

In addition, Daniel Neiman of Neiman serves as an officer, including the Chief Compliance Officer ("CCO"), of the Trust. In his capacity as the CCO of the Funds, Mr. Neiman was paid $4,000 per Fund for the Total Return - Equity Fund, Small/Mid Cap Fund, Tactical Fixed Income Fund, and Active All Cap Fund, and $3,663 per Fund for the Growth Fund and International Fund, for a total of $23,326, in CCO fees for the Fiscal Year Ended September 30, 2025, by the Advisor.

The Trustees who are not interested persons of the Funds were each paid $9,500 for a total of $28,500, in Trustees fees for the fiscal year ended September 30, 2025, for the Fund included in this report. Under the Management Agreement, the Advisor pays these fees.

7.) INVESTMENTS
For the Fiscal Year Ended September 30, 2025, purchases and sales of investment securities other than U.S. Government obligations and short-term investments were as follows:

Total Return -		Small/Mid	Tactical Fixed	Active All
Equity Fund		Cap Fund	Income Fund	Cap Fund
Purchases	$ 86,335,121	$ 37,613,989	$ 121,727,629	$ 99,581,811
Sales	$ 32,263,639	$ 7,222,600	$ 59,701,133	$ 12,671,876

Growth		International
Fund		Fund
Purchases	$ 77,136,880	$ 28,814,224
Sales	$ 2,297,987	$ 1,142,050

There were no purchases or sales of U.S. Government obligations.

8.) CONTROL OWNERSHIP
The beneficial ownership, either directly or indirectly, of more than 25% of the voting shares of a fund creates a presumption of control of the fund, under section 2(a)(9) of the Investment Company Act of 1940, as amended (“1940 Act”). As of September 30, 2025, Charles Schwab, National Financial Services, LLC (“NFS”), and Pershing, LLC, each held for the benefit of its customers, accounts in excess of 25% of the voting shares of each fund noted below. The Funds do not know whether any underlying accounts of Charles Schwab, NFS or Pershing, LLC, owned or controlled 25% or more of the voting securities of each Fund.

	Charles Schwab	NFS	Pershing, LLC
Total Return - Equity Fund	27.98%	40.20%	29.91%
Small/Mid Cap Fund	32.44%	36.50%	27.98%
Tactical Fixed Income Fund	*	42.59%	31.51%
Active All Cap Fund	26.49%	39.69%	27.95%
Growth Fund	26.32%	41.72%	25.11%
International Fund	28.15%	39.33%	26.65%

* Less than 25%

9.) TAX MATTERS
For federal income tax purposes, at September 30, 2025 the cost of securities on a tax basis and the composition of gross unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) were as follows:

	Total Return -	Small Mid	Tactical Fixed	Active All
	Equity Fund	Cap Fund	Income Fund	Cap Fund
Cost of Investments	$ 228,747,862	$ 88,629,494	$ 166,903,232	$ 193,869,545

Gross Unrealized Appreciation	$ 87,091,397	$ 31,215,982	$ 5,106,507	$ 47,040,689
Gross Unrealized Depreciation	(5,851,890)	(7,355,816)	(82,912)	(124,108)
Net Unrealized Appreciation
(Depreciation) on Investments	$ 81,239,507	$ 23,860,166	$ 5,023,595	$ 46,916,581

	Growth	International
	Fund	Fund
Cost of Investments	$ 77,608,006	$ 28,372,639

Gross Unrealized Appreciation	$ 11,062,731	$ 2,674,166
Gross Unrealized Depreciation	(6,045)	(1,327,196)
Net Unrealized Appreciation
(Depreciation) on Investments	$ 11,056,686	$ 1,346,970

The tax character of distributions were as follows:

Total Return - Equity Fund
Fiscal Year Ended			Fiscal Year Ended
September 30, 2025			September 30, 2024

Ordinary Income	$ 89,678		$ 281,669
Long-term Capital Gain	-		-
	$ 89,678		$ 281,669

Small/Mid Cap Fund
Fiscal Year Ended			Fiscal Year Ended
September 30, 2025			September 30, 2024

Ordinary Income	$ -		$ -
Long-term Capital Gain	-		-
	$ -		$ -

Tactical Fixed Income Fund
Fiscal Year Ended			Fiscal Year Ended
September 30, 2025			September 30, 2024

Ordinary Income	$ 3,477,292		$ 1,899,793
Long-term Capital Gain	-		-
	$ 3,477,292		$ 1,899,793

Active All Cap Fund
Fiscal Year Ended			Fiscal Year Ended
September 30, 2025			September 30, 2024

Ordinary Income	$ 2,588		$ 53,770
Long-term Capital Gain	-		-
	$ 2,588		$ 53,770

Growth Fund
November 1, 2024*
to September 30, 2025

Ordinary Income	$ 3,471
Long-term Capital Gain	-
$ 3,471

International Fund
November 1, 2024*
to September 30, 2025

Ordinary Income	$ -
Long-term Capital Gain	-
$ -

* Commencement of Operations.

As of September 30, 2025, the components of distributable earnings on a tax basis were as follows:

	Total Return - Equity Fund		Small/Mid Cap Fund
Accumulated Capital and Other Losses	$ (10,018,168)		$ (4,524,421)
Unrealized Appreciation - Net	81,239,507		23,860,166
	$ 71,221,339		$ 19,335,745

	Tactical Fixed Income Fund		Active All Cap Fund
Undistributed Ordinary Income	$ 3,080,864		$ 542,650
Accumulated Capital and Other Losses	(1,210,959)		(672,169)
Undistributed Capital Gains	-		666,185
Unrealized Appreciation - Net	5,023,595		46,916,581
	$ 6,893,500		$ 47,453,247

	Growth Fund		International Fund
Undistributed Ordinary Income	$ 29,687		$ 152,449
Accumulated Capital and Other Losses	(330,152)		-
Unrealized Appreciation - Net	11,056,686		1,346,970
	$ 10,756,221		$ 1,499,419

As of September 30, 2025 accumulated capital and other losses include the following:

Total Return Equity Fund
Deferred Late Year Ordinary Losses	$ 341,443
Post-October Losses	$ 1,243,195
Short-Term Capital Loss Carryforward	$ 4,747,451
Long-Term Capital Loss Carryforward	$ 3,686,079

Small/Mid Cap Fund
Deferred Late Year Ordinary Losses	$ 819,301
Short-Term Capital Loss Carryforward	$ 271,291
Long-Term Capital Loss Carryforward	$ 3,433,829

Tactical Fixed Income Fund
Short-Term Capital Loss Carryforward	$ 1,200,727
Long-Term Capital Loss Carryforward	$ 10,232

Active All Cap Fund
Deferred Late Year Ordinary Losses	$ 672,169

Growth Fund
Deferred Late Year Ordinary Losses	$ 330,152

Under current tax law, post-October capital losses incurred after October 31 of a Fund’s fiscal year end may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. Capital loss carryforwards have no expiration. During the fiscal year ended September 30, 2025, Small/Mid-Cap Fund, Tactical Fixed Income Fund and Active All Cap Fund utilized $336,964, $826,598 and $4,788 of net capital loss carryforwards, respectively. Under current tax law, late-year ordinary losses incurred after December 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes.

As of September 30, 2025, the primary differences between book and tax basis unrealized appreciation (depreciation) were attributable to the tax deferral of losses on wash sales.

As of September 30, 2025, the Funds have recorded reclassifications to increase (decrease) capital accounts as noted below. The adjustment was primarily related to the reclassification of net operating losses, non-deductible excise tax paid and taxable overdistributions.

Total Return Equity Fund
Paid-in Capital	($53,771)
Total Distributable Earnings	$53,771

Small/Mid Cap Fund
Paid-in Capital	($722,213)
Total Distributable Earnings	$722,213

Active All Cap Fund
Paid-in Capital	($225,275)
Total Distributable Earnings	$225,275

10.) CONCENTRATION OF SECTOR RISK
If a Fund has significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s NAV per share. From time to time, circumstances may affect a particular sector and the companies within such sector. For instance, economic or market factors, regulation or deregulation, and technological or other developments may negatively impact all companies in a particular sector and therefore the value of a Fund’s portfolio will be adversely affected. As of September 30, 2025, Total Return - Equity Fund had 31.19% of the value of its net assets invested in stocks within the Information Technology sector.

11.) SUBSEQUENT EVENTS
Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment to or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Advisors Capital Funds and
Board of Trustees of Neiman Funds

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Advisors Capital Total Return – Equity Fund, Advisors Capital Small/Mid Cap Fund, Advisors Capital Tactical Fixed Income Fund, Advisors Capital Active All Cap Fund, Advisors Capital Growth Fund, and Advisors Capital International Fund (the “Funds”), each a series of Neiman Funds, as of September 30, 2025, the related statements of operations, the statements of changes in net assets, and the financial highlights for each of the periods indicated below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of September 30, 2025, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below, in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
Advisors Capital Total Return – Equity Fund, Advisors Capital Small/Mid Cap Fund, and Advisors Capital Tactical Fixed Income Fund	For the year ended September 30, 2025	For the years ended September 30, 2025 and 2024	For the years ended September 30, 2025, 2024, 2023, and 2022, and for the period from March 19, 2021 (commencement of operations) through September 30, 2021
Advisors Capital Active All Cap Fund	For the year ended September 30, 2025	For the years ended September 30, 2025 and 2024	For the years ended September 30, 2025 and 2024, and for the period from November 9, 2022 (commencement of operations) through September 30, 2023
Advisors Capital Growth Fund and Advisors Capital International Fund	For the period from November 1, 2024 (commencement of operations) through September 30, 2025

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2025, by correspondence with the custodian and broker. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2020.

/s/ Cohen & Company, Ltd.
COHEN & COMPANY, LTD.
Milwaukee, Wisconsin
November 19, 2025

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

None.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

See Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's Board of Trustees.

Item 16. Controls and Procedures.

(a) The Registrant’s president and chief financial officer concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a -3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a -3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a -15(b) or 240.15d -15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a -3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Code of Ethics. Filed herewith.

(a)(2) Not applicable.

(a)(3) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Neiman Funds

By: /s/ Daniel Neiman
Daniel Neiman
President

Date: 11/25/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Daniel Neiman
Daniel Neiman
President (Principal Executive Officer)

Date: 11/25/2025

By: /s/ Daniel Neiman
Daniel Neiman
Chief Financial Officer (Principal Financial Officer)

Date: 11/25/2025